Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2015
Summary of Signficant Accounting Policies
Significant Accounting Policies Text Block

AUBURN NATIONAL BANCORPORATION, INC. AND SUBSIDIARIES

Notes to Consolidated Financial Statements

(Unaudited)

NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

Auburn National Bancorporation, Inc. (the “Company”) provides a full range of banking services to individual and corporate customers in Lee County, Alabama and surrounding counties through its wholly owned subsidiary, AuburnBank (the “Bank”). The Company does not have any segments other than banking that are considered material.

Basis of Presentation and Use of Estimates

The unaudited consolidated financial statements in this report have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited consolidated financial statements include, in the opinion of management, all adjustments necessary to present a fair statement of the financial position and the results of operations for all periods presented. All such adjustments are of a normal recurring nature. The results of operations in the interim statements are not necessarily indicative of the results of operations that the Company and its subsidiaries may achieve for future interim periods or the entire year. For further information, refer to the consolidated financial statements and footnotes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2014.

The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Auburn National Bancorporation Capital Trust I is an affiliate of the Company and was included in these unaudited consolidated financial statements pursuant to the equity method of accounting. Significant intercompany transactions and accounts are eliminated in consolidation.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term include other-than-temporary impairment on investment securities, the determination of the allowance for loan losses, fair value of financial instruments, and the valuation of deferred tax assets and other real estate owned.

Subsequent Events

The Company has evaluated the effects of events and transactions through the date of this filing that have occurred subsequent to June 30, 2015. The Company does not believe there were any material subsequent events during this period that would have required further recognition or disclosure in the unaudited consolidated financial statements included in this report.

Accounting Developments

In the first quarter of 2015, the Company adopted new guidance related to the following Accounting Standards Updates (“Updates” or “ASUs”):

•

ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects;

•

ASU 2014-04, Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure;

•

ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity;

•

ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures; and

•

ASU 2014-14, Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure.

Information about these pronouncements is described in more detail below.

ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects, amends the criteria a company must meet to elect to account for investments in qualified affordable housing projects using a method other than the cost or equity methods. If the criteria are met, a company is permitted to amortize the initial investment cost in proportion to and over the same period as the total tax benefits the company expects to receive. The amortization of the initial investment cost and tax benefits are to be recorded in the income tax expense line. The Update also requires new disclosures about all investments in qualified affordable housing projects regardless of the accounting method used. These changes were effective for the Company in the first quarter of 2015. Adoption of this ASU did not have a material impact on the consolidated financial statements of the Company.

ASU 2014-04, Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure, clarifies the timing of when a creditor is considered to have taken physical possession of residential real estate collateral for a consumer mortgage loan, resulting in the reclassification of the loan receivable to real estate owned. A creditor has taken physical possession of the property when either (1) the creditor obtains legal title through foreclosure, or (2) the borrower transfers all interests in the property to the creditor via a deed in lieu of foreclosure or a similar legal agreement. The Update also requires disclosure of the amount of foreclosed residential real estate property held by the creditor and the recorded investment in residential real estate mortgage loans that are in the process of foreclosure. These changes were effective for the Company in the first quarter of 2015. Adoption of this ASU did not have a material impact on the consolidated financial statements of the Company.

ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, changes the definition and reporting requirements for discontinued operations. Under the new guidance, an entity’s disposal of a component or group of components must be reported in discontinued operations if the disposal is a strategic shift that has or will have a significant effect on the entity’s operations and financial results. Major strategic shifts include disposals of a major geographic area or line of business. This guidance also requires new disclosures on discontinued operations. These changes were effective for the Company in the first quarter 2015. Adoption of this ASU did not have a material impact on the consolidated financial statements of the Company.

ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, changes current accounting and expands secured borrowing accounting for repurchase-to-maturity transactions and repurchase financings. This guidance requires new disclosures for certain repurchase agreements and similar transactions that identify which items are accounted for as secured borrowings and which items are accounted for as sales. These changes were effective for the Company in the first quarter 2015. Adoption of this ASU did not have a material impact on the consolidated financial statements of the Company.

ASU No. 2014-14, Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure, clarifies how creditors classify government-guaranteed mortgage loans, including FHA or VA guaranteed loans, upon foreclosure. Some creditors reclassify those loans to real estate consistent with other foreclosed loans that do not have guarantees; others reclassify the loans to other receivables. The amendments in this guidance require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure; (2) At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim; and (3) At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. These changes were effective for the Company in the first quarter of 2015. Adoption of this ASU did not have a material impact on the consolidated financial statements of the Company.